Income Taxes - Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Current federal income tax expense	$ 44	$ 48	$ 68
Current state income tax expense	12	6	10
Deferred
Deferred federal income tax expense (benefit)	0	(5)	(354)
Deferred state income tax expense (benefit)	(4)	2	(11)
Total income tax expense (benefit)	$ 52	$ 51	$ (287)